FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Summary of financial assets at fair value through other comprehensive income

	December 31, 2024	December 31, 2025
	NT$	NT$
	(In Millions)	(In Millions)

Investments in debt instruments at FVTOCI
Corporate bonds	$108,612.1	$88,636.1
Agency mortgage-backed securities	46,611.4	49,150.8
Government bonds/Agency bonds	20,645.9	25,437.5
Asset-backed securities	11,490.5	8,512.2
	187,359.9	171,736.6
		(Continued)

	December 31, 2024	December 31, 2025
	NT$	NT$
	(In Millions)	(In Millions)

Investments in equity instruments at FVTOCI
Non-publicly traded equity investments	$7,822.9	$8,797.2
Publicly traded stocks	4,842.8	3,956.1
	12,665.7	12,753.3

	$200,025.6	$184,489.9

Current	$192,202.7	$175,692.7
Noncurrent	7,822.9	8,797.2

	$200,025.6	$184,489.9
		(Concluded)